Inventories	12 Months Ended
Dec. 31, 2023
Inventories.
Inventories

13.Inventories

	31 December	31 December	1 January
US$ thousand	2023	2022	2022
Current
Supplies and consumables	15,570	—	—
Work in progress	482	—	—
Finished goods	5,476	—	—
Total current	21,528	—	—

Non-current
Supplies and consumables	300	—	—
Total non-current	300	—	—
Total inventories	21,828	—	—

As part of the acquisition of CMPL, the Group recognized inventories of $32,893 thousand (Refer Note 26).

During the year ended on 31 December 2023, the decrease in inventories amounting to $28,764 thousand (2022: $nil) was recognized in ‘cost of production’.

At 31 December 2023, all inventory is measured at cost and $1,393 thousand of inventory write-downs were recognized.

Inventories that are not expected to be utilized or sold within 12 months are classified as non-current inventory and held in Australia.